Property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 140,663	€ 125,358	€ 75,889
Impact of adoption IFRS16	4,984
Additions	16,901	18,557	30,517
Acquired from business combinations	3,002		20,230
Disposals	(6,881)	(2,385)	(898)
Transfers	(504)	(598)	(373)
Currency Translation	363	(189)	(210)
Other	(1,252)	(80)	203
Property, plant and equipment end of period	157,276	140,663	125,358
Total | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(48,126)	(38,293)	(30,826)
Depreciation charge for the year	(14,339)	(12,223)	(8,689)
Disposals	6,099	2,134	875
Transfers	(13)	243	373
Currency Translation	(217)	(60)	196
Other	237	73	(222)
Property, plant and equipment end of period	(56,359)	(48,126)	(38,293)
Total | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	92,537	87,065	45,063
Property, plant and equipment end of period	100,917	92,537	87,065
Land and buildings | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	45,777	40,184	19,797
Impact of adoption IFRS16	0
Additions	302	3,079	377
Acquired from business combinations	61		9,362
Disposals	(37)	(99)	(31)
Transfers	(3,360)	2,728	11,527
Currency Translation	150	(119)	(185)
Other	0	4	(663)
Property, plant and equipment end of period	42,893	45,777	40,184
Land and buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(6,071)	(4,504)	(5,093)
Depreciation charge for the year	(1,199)	(1,560)	(831)
Disposals	36	26	15
Transfers	200	(18)	521
Currency Translation	(25)	(15)	31
Other	220	0	853
Property, plant and equipment end of period	(6,839)	(6,071)	(4,504)
Land and buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	39,706	35,680	14,704
Property, plant and equipment end of period	36,054	39,706	35,680
Plant and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	77,557	67,117	40,199
Impact of adoption IFRS16	0
Additions	7,363	9,476	10,560
Acquired from business combinations	2,291		10,318
Disposals	(6,091)	(1,882)	(1,046)
Transfers	7,077	2,953	7,439
Currency Translation	199	(25)	(118)
Other	(73)	(82)	(235)
Property, plant and equipment end of period	88,323	77,557	67,117
Plant and equipment | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(33,307)	(27,166)	(22,263)
Depreciation charge for the year	(9,082)	(8,010)	(5,531)
Disposals	5,704	2,102	842
Transfers	(1,551)	(253)	(444)
Currency Translation	(190)	(53)	166
Other	(34)	73	64
Property, plant and equipment end of period	(38,460)	(33,307)	(27,166)
Plant and equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	44,250	39,951	17,936
Property, plant and equipment end of period	49,863	44,250	39,951
Leased assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	14,327	14,303	11,241
Impact of adoption IFRS16	4,984
Additions	3,429	792	2,246
Acquired from business combinations	633		136
Disposals	(753)	(17)	(39)
Transfers	117	(732)	(425)
Currency Translation	8	(19)	5
Other	(1,099)	0	1,139
Property, plant and equipment end of period	21,646	14,327	14,303
Leased assets | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(8,441)	(6,623)	(3,470)
Depreciation charge for the year	(4,058)	(2,346)	(2,327)
Disposals	359	6	18
Transfers	1,031	514	296
Currency Translation	(2)	8	(1)
Other	51	0	(1,139)
Property, plant and equipment end of period	(11,060)	(8,441)	(6,623)
Leased assets | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	5,886	7,680	7,771
Property, plant and equipment end of period	10,586	5,886	7,680
Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	3,002	3,754	4,652
Impact of adoption IFRS16	0
Additions	5,807	5,210	17,334
Acquired from business combinations	17		414
Disposals	0	(387)	218
Transfers	(4,338)	(5,547)	(18,914)
Currency Translation	6	(26)	88
Other	(80)	(2)	(38)
Property, plant and equipment end of period	4,414	3,002	3,754
Construction in progress | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(307)	0	0
Depreciation charge for the year	0	(307)	0
Disposals	0	0	0
Transfers	307	0	0
Currency Translation	0	0	0
Other	0	0	0
Property, plant and equipment end of period	0	(307)	0
Construction in progress | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,695	3,754	4,652
Property, plant and equipment end of period	€ 4,414	€ 2,695	€ 3,754